Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net (loss) income	$ (337,207)	$ (38,234)
Adjustments to reconcile net income (loss) to net cash from operating activites:
Impairment on real estate held for sale	78,473	296,727
Provision for losses on mortgage loans receivable	155,056	188,634
Other than temporary impairment on bond portfolio	258,000
Amortization of loan origination discounts	(36,845)	(126,998)
Amortization of deferred offering costs	126,450	130,548
Accounts receivable	(29,743)	55,516
Interest receivable	(3,743)	(43,269)
Prepaid expenses	18,415	(14,025)
Accounts payable	7,534	43,536
Net cash provided by operating activities	236,930	492,435
Cash Flows from Investing Activities
Investment in mortgage loans	(1,076,520)	(2,922,335)
Collections of mortgage loans	1,897,287	4,845,882
Investment purchased	(2,410)
Investment in bonds	(1,622,000)	(1,850,053)
Proceeds from bonds	394,812	145,228
Proceeds from real estate held for sale	32,000
Net cash provided by (used for) investing activities	(376,831)	218,722
Cash Flows from Financing Activities
Proceeds from the sale of secured investor certificates	1,452,000	1,877,000
Payments on secured investor certificate maturities	(1,774,000)	(1,377,000)
Payments for deferred costs	(103,835)	(131,366)
Dividends paid	(427,840)	(469,783)
Net cash (used for) provided by financing activities	(853,675)	(101,149)
Net Increase in Cash and Equivalents	(994,116)	610,008
Cash and Equivalents - Beginning	4,377,110	3,767,102
Cash and Equivalents - Ending	$ 3,382,994	$ 4,377,110